Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of December 31, 2021	Increases	Decreases	Transfer	As of June 30, 2022
Patents	65	—	—	—	65
Software	657	—	—	—	657
Intangible assets in progress	—	—	—	—	—
Gross book value of intangible assets	722		—	—	722
Patents	(65)	—	—	—	(65)
Software	(652)	(3)	—	—	(656)
Accumulated depreciation of intangible assets (1)	(718)	(3)	—	—	(721)
Net book value of intangible assets	4	(3)	—	—	1
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses